Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 100,105	$ 113,089
Restricted cash	14,007	14,264
Accounts receivable	1,111	2,365
Inventories	10,578	11,565
Due from related parties	6,012	4,447
Fair value of derivatives	352	0
Insurance claims receivable	3,906	1,759
Prepaid lease rentals	4,982	4,982
Accrued charter revenue	457	511
Prepayments and other	3,546	4,993
Total current assets	145,056	157,975
FIXED ASSETS, NET:
Capital leased assets	242,966	250,547
Vessels, Net	2,004,650	2,098,820
Total fixed assets, net	2,247,616	2,349,367
NON-CURRENT ASSETS:
Investment in affiliates	117,931	73,579
Prepaid lease rentals, non-current	35,829	40,811
Accounts receivable, non-current, net	1,425	1,425
Deferred charges, net	28,815	28,675
Restricted cash	48,708	49,818
Accrued charter revenue, non-current	569	1,025
Other non-current assets	12,612	12,065
Total assets	2,638,561	2,714,740
CURRENT LIABILITIES:
Current portion of long-term debt	185,259	192,951
Accounts payable	4,047	6,296
Due to related parties	371	0
Capital lease obligations	14,534	13,508
Accrued liabilities	15,225	19,119
Unearned revenue	18,356	12,929
Fair value of derivatives	32,462	43,287
Other current liabilities	1,712	2,286
Total current liabilities	271,966	290,376
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion	1,137,832	1,326,990
Capital lease obligations, net of current portion	219,090	233,625
Fair value of derivatives, net of current portion	19,655	31,653
Unearned revenue, net of current portion	26,508	29,454
Total non-current liabilities	1,403,085	1,621,722
COMMITMENTS AND CONTINGENCIES	0	0
STOCKHOLDERS' EQUITY:
Preferred stock	0	0
Common Stock	8	8
Additional paid-in capital	963,904	858,665
Retained earnings	44,247	103
Accumulated other comprehensive loss	(44,649)	(56,134)
Total stockholders' equity	963,510	802,642
Total liabilities and stockholders' equity	$ 2,638,561	$ 2,714,740